Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP, 401(K) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants	$ 8,072,602
Asset held for investment	$ 876,422,431
Note receivable from participant, account, primary residence, maximum borrowing term	15 years
Investment, Identifier [Axis]: Galliard Managed Income Fund MC | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 23,780,047
Investment, Identifier [Axis]: JPMCB US Active Core Equity Fund-CF-X2 Class | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	118,944,904
Investment, Identifier [Axis]: Metropolitan West Total Return Bond Fund CL Z1 | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	18,272,862
Investment, Identifier [Axis]: Schwab Personal Choice Retirement Account | Self-Directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	17,320,930
Investment, Identifier [Axis]: Schwab S&P 500 Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	141,868,246
Investment, Identifier [Axis]: State Street Global All Cap Equity Ex-U.S. | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	20,266,108
Investment, Identifier [Axis]: State Street Target Retirement 2025 Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	12,751,507
Investment, Identifier [Axis]: State Street Target Retirement 2030 Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	35,699,814
Investment, Identifier [Axis]: State Street Target Retirement 2035 Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	26,751,085
Investment, Identifier [Axis]: State Street Target Retirement 2040 Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	45,440,138
Investment, Identifier [Axis]: State Street Target Retirement 2045 Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	30,596,887
Investment, Identifier [Axis]: State Street Target Retirement 2050 Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	31,169,703
Investment, Identifier [Axis]: State Street Target Retirement 2055 Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	22,214,994
Investment, Identifier [Axis]: State Street Target Retirement 2060 Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	15,594,683
Investment, Identifier [Axis]: State Street Target Retirement 2065 Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,923,137
Investment, Identifier [Axis]: State Street Target Retirement VI Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	14,655,543
Investment, Identifier [Axis]: Vanguard Extended Market Index Inst | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	22,036,065
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Inst | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	26,720,025
Investment, Identifier [Axis]: WTC CIF II International Opportunity | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	24,346,430
Investment, Identifier [Axis]: William Blair Small-Mid Cap Core Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	17,925,645
Investment, Identifier [Axis]: Williams-Sonoma, Inc. Stock Fund | Employer Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 198,071,076
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 462,333,487
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 190,624,336